RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
		May 13, 2022	Dec. 02, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Nov. 30, 2021
RELATED PARTY TRANSACTIONS
Borrowings from banks				$ 226,772	$ 28,748
Interest expenses				10,200	8,542	$ 3,615
Payment of lease liabilities	[1]			34,752	16,085	56,024
Fair value of listed equity securities				3,326
Acquisition of the distribution right				11,031	8,036	3,280
Lease agreements
RELATED PARTY TRANSACTIONS
Operating lease liabilities-related parties				840	13
Related party
RELATED PARTY TRANSACTIONS
Operating lease liabilities-related parties				840	13
Operating lease liabilities, non-current				$ 12,064	170
Term of investment		1 year
Payment for purchase of a short-term investment		$ 10,000			10,000
Conversion price				$ 9.5
Fair value of listed equity securities				$ 3,326	8,411
Related party | Geely Auto Wuhan Branch and Wuhan Geely Auto Parts
RELATED PARTY TRANSACTIONS
Term of manufacturing agreement				10 years
Related party | Unsecured loan from a related party
RELATED PARTY TRANSACTIONS
Interest expenses					90	220
Related party | Lease agreements
RELATED PARTY TRANSACTIONS
Acquisition of right-of-use assets				$ 12,166	214	1,333
Payment of lease liabilities				269	98	$ 545
Operating lease liabilities, non-current				12,064	170
Related party | License Agreement
RELATED PARTY TRANSACTIONS
Number of shares issued for obtaining the trademark licenses								47,995,443
Related party | Service fee for entrusted daily operation and maintenance service | Wuhan Quanqing
RELATED PARTY TRANSACTIONS
Acquisition of the distribution right				0
Related party | Lotus Tech UK | Unsecured loan from a related party
RELATED PARTY TRANSACTIONS
Term of debt							1 year
Principal amount of debt							$ 10,211
Interest rate on debt (as a percent)							2.00%
Interest expenses				$ 90	220
Related party | Lotus Technology Innovative Limited | Lotus Tech Innovation Centre GmbH
RELATED PARTY TRANSACTIONS
Equity interest acquired (as a percent)			100.00%
Consideration on acquisition of equity interest			$ 15,512		$ 15,512

[1]	For the years ended December 31, 2023, 2022 and 2021, this amount includes prepayments for land use rights of US$10,900, nil and US$49,237, respectively, with lease terms of 40 years to 50 years.